Consolidated Statements of Profit or Loss - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Revenues		€ 2,751.1	€ 3,819.0	€ 17,310.6
Cost of sales		(541.3)	(599.8)	(2,995.0)
Research and development expenses		(2,254.2)	(1,783.1)	(1,537.0)
Sales and marketing expenses		(67.9)	(62.7)	(59.5)
General and administrative expenses	[1]	(531.1)	(495.0)	(481.7)
Other operating expenses	[1]	(811.5)	(293.0)	(410.0)
Other operating income		140.6	105.0	815.3
Operating profit / (loss)		(1,314.3)	690.4	12,642.7
Finance income		664.0	519.6	330.3
Finance expenses		(27.4)	(23.9)	(18.9)
Profit / (Loss) before tax		(677.7)	1,186.1	12,954.1
Income taxes		12.4	(255.8)	(3,519.7)
Net profit / (loss)		€ (665.3)	€ 930.3	€ 9,434.4
Earnings / (Loss) per share
Basic earnings for the period per share (in euros per share)		€ (2.77)	€ 3.87	€ 38.78
Diluted earnings for the period per share (in euros per share)		€ (2.77)	€ 3.83	€ 37.77

[1]	Adjustments to the year 2022 figures due to change in functional allocation of general and administrative expenses and other operating expenses (see Note 7.2).